Related Party Transactions and Balances - Schedule of Relationship with Major Related Parties (Details)	12 Months Ended
Dec. 31, 2024
Chee Hoong Lew (“Mr. Lew”) [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	Director and one of the controlling shareholders
Yew Chean Lim (“Ms. Lim”) [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	Director of Win-Fung
Wai Boon Law (“Ms. Law”) [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	Director of Win-Fung
Flakeshield Sdn Bhd (“Flakeshield”) [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	Mr. Lew owns 50%
Acmos (M) Sdn Bhd (“Acmos”) [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	Mr. Lew owns 90%
Win Fung Prop Sdn Bhd (“WFP”) [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	Mr. Lew owns 90%
Kirby Swim Equip Pty Ltd (“Kirby Australia”) [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	Ms. Law ultimately owns 35%
Kirby Swim Equipment Pte Ltd (“Kirby Singapore”) [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	Ms. Law owns 35%
One Fatboyz Limited (“OFL”) [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	Shareholder of the Company, owns 4.76%
Snow Bear Capital Limited (“SBCL”) [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	Shareholder of the Company, owns 4.76%